UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05128

The Swiss Helvetia Fund, Inc.

(Exact name of registrant as specified in charter)

1270 Avenue of the Americas, Suite 400

New York, NY 10020

(Address of principal executive offices) (Zip code)

Rudolf Millisits, COO

Hottinger Capital Corp.

1270 Avenue of the Americas, Suite 400

New York, NY 10020

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-332-2760

Date of fiscal year end: December 31

Date of reporting period: July 1, 2010 – June 30, 2011

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2010 TO JUNE 30, 2011

6/30/09 - 6/30/10 - ORDINARY GENERAL MEETINGS

Ticker	ISIN	HOLDINGS	Nb of Shares	Date of AGM 2011	Agenda	Proposed by the issuer (I) or the shareholder (S)	Whether the fund cast its vote on the matter	How did the Fund vote	Whether the fund cast its vote for or against board	Date Proxy Was Received	Date Proxy Was Sent In	Reason for not voting/ How the fund would have voted

BANKS
CSGN	CH0012138530	CREDIT SUISSE GROUP	300,000	4/29/2011		I	YES		FOR	4/5/2011	4/5/2011	N/A

					1. Annual report, parent company’s 2010 financial statements and Group’s 2010 consolidated financial statements and Group’s 2010 consolidated financial statements			YES

					1.1 Presentation of the annual report, the parent compnay’s 2010 financial statements, the Group’s 2010 consolidated financial statements and the 2010 remuneration report			YES

					1.2 Consultative vote on the 2010 remuneration report			YES

					1.3 Approval of the annual report, the parent company’s 2010 financial statements and the Group’s 2010 consolidated financial statements			YES

					2. Discharge of the acts of the Members of the Board of Directors and Executive Board			YES

					3. Appropriation of retained earnings and distribution against reserves from capital contributions			YES

					3.1 Resolution on the appropriation of retained earnings			YES

					3.2 Resolution on the distribution against reserves from capital contributions			YES

					4. Changes in share capital			YES

					4.1 Increase of conditional capital for the purpose of contingent convertible bonds			YES

					4.2 Renewing the authorized capital			YES

					4. Other amendment of the Articles of Association			YES

					5. Elections			YES

					5.1 Elections to the Board of Directors			YES

					5.2 Election of the independent auditors			YES

					5.3 Election of the special auditors			YES

UBSN	CH0024899483	UBS AG	1,130,000	4/28/2011		I	YES		FOR	4/15/2011	4/15/2011	N/A

					1. Annual report, Group and Parent bank accounts for financial year 2010; Reports of the statutory auditors			YES

					1.1 Approval of annual report and Group and Parent bank accounts			YES

					1.2 Advisory vote on the compensation report 2010			YES

					2, Appropriation of retained earnings			YES

					3. Discharge of the members of the Board of Directors and the Group Executive Board for the financial year 2010			YES

					4. Elections			YES

					4.1 Election of the Board of Directors			YES

					4.2 Re-election of the auditors, Ernst and Young Ltd.			YES
BIOTECHNOLOGY
ADXN	CH0029850754	ADDEX PHARMACEUTICALS	352,155	4/28/2011		I	YES		FOR	4/15/2011	4/15/2011	N/A

					1. Approval of the Annual Report, the Annual Financial Statements and the Consolidated Financial Statements for the business year 2010			YES

					2. Appropriation of the results			YES

					3. Discharge to the members of the Board of Directors and the Executive Management			YES

					4. Elections to the Board of Directors			YES

					5. Election of the Auditors			YES

					6. Ammendments to the Articles			YES

					6.1 Renewal and increase of the authorized share capital			YES

					6.2 Increase of the conditional share capital			YES

					6.3 Creation and issue of new Bons de Jouissance			YES

					7. Miscellaneous			YES

CHEMICALS
GIVN	CH00106455932	Givaudan SA	1,500	3/24/2011		I		YES	FOR	3/10/2011	3/10/2011	N/A

					1. Approval of annual report (including remuneration), annual accounts and consolidated accounts 2010			YES

					2. Advisory vote on remuneration principals as outlined in the report on remuneration			YES

					3. Discharge of the Board of Directors			YES

					4. Appropriation of retained earnings and distribution from capital reserves released additional. The Board of Directors proposes a distribution of CHF 21.50 per share taken on additional paid-in-capital reserves			YES

					5. Amendments to the statutes			YES

					5.1 Amendment of Article 13 para. 1 of the Articles of Incorporation			YES

					5.2 Amendment of S. 13 para. 2 of the Articles of Incorporation			YES

					6. Election to the Board of Directors of Mrs. Lilian Fossum Biner as new board member for three years, and re-election of Mr. Hennerbeck, for a year, according to the amended Articles, and re-election of Nabil Sakkab for a term of three years. Elections are held individually			YES

					7. Election of the auditors. Proposal of the Board of Directors re-election of Deloitte SA auditors for the year 2011			YES

SYNN	CH0011037469	Syngenta AG	61,300	4/19/2011		I	YES		FOR	4/5/2011	4/5/2011	N/A

					1. Annual Report 2010			YES

					2. Discharge of the members of the Board of Directors and the Executive Committee			YES

					3. Reduction of share capital by cancellation of repurchased shares			YES

					4. Appropriation of the available earnings as per balance sheet 2010; conversion and appropriation of reserves from capital contribution divident from reserves from capital contributions			YES

					5. Elections to the Board of Directors			YES

					6. Election of the external auditor			YES

		FOOD AND BEVERAGES

LISN	CH0010570759	Lindt Spruengli AG	135	4/28/2011		I	NO	Meeting advice was not received

					1. Approval of the annual report, the financial statements of Chocoladefabriken Lindt & Sprungli AG and the group consolidated financial statements of the Lindt & Sprungli group for the business year 2010 audit reports considered

					2. Discharge of The board of directors

					3. Distribution of net earnings of Chocoladefabriken Lindt & Sprungli AG

					4. Re-election of two members of the board of directors

					4.1. Re-election of Mr. Antonio Bulgheroni

					4.2 Re-election of Mr. Ernst Tanner

					5. Re-election of auditor

NESN	CH0038863350	Nestle SA	1,231,000	4/14/2011		I	NO	Meeting advice was not received

					1. Annual Report 2010

					1.1 Annual Report, financial statements of Nestle S.A. and consolidated financial statements of the Nestle Group for 2010; reports of the statutory auditors

					1.2 Advisory vote on the Compensation Report 2010

					2. Release of the Board of Directors and of the Management

					3. Appropriation of profits resulting from the balance sheet of Nestle S.A.

					4. Elections

					4.1 Re-elections to the Board of Directors

					4.2 Elections to the Board of Directors

					4.3 Re-election of the statutory auditors

					5. Capital reduction

FINANCIAL SERVICES
ALLN	CH0008837566	Allreal Holdings AG	14,700	3/25/2011		I	YES		FOR	3/10/2011	3/10/2011

					1. Annual report,			YES

					2. Appropriation of net profit in 2010			YES

					3. Before distribution to the shareholders presentation on net income to a new account			YES

					4. Discharge of the members of the board and CEO			YES

					5. Elections			YES

					5.1 Board			YES

					5.11 Re-election of Dr. Jacob Baer			YES

					5.12 Re-election of Albert Leiser			YES

					5.2. Re-election of the independent financial auditor KPMG for a term of one year			YES

SQN	CH0010675863	Swissquote Group Holding SA	118,000	5/6/2011		I	YES		FOR	4/14/2011	4/15/2011	N/A

					1. Presentation			YES

					1.1 From the annual report for 2010 including the management report, annual accounts, and consolidated accounts group			YES

					1.2 From remuneration report for the year 2010 (deferred compensation)			YES

					2. Reports from the auditors			YES

					3. Decisions			YES

					3.1 Approval of the annual report for 2010; the Board of Directors proposes that the annual report for fiscal 2010			YES

					3.2 Advisory vote on the remuneration report for 2010; the Board of Directors proposes that the remuneration report for fiscal 2010			YES

					3.3 Approval of the use of retained earnings			YES

					3.4 Discharge of the Board of Directors and the branch			YES

					4. Elections			YES

					4.1 Election to the Board of Directors			YES

					4.2 Re-election of PriceWaterhouseCooper SA Pully as branch auditors for fiscal 2011			YES

CONSTRUCTION AND MATERIALS
BEAN	CH0001503199	Belimo Holdings	2,850	4/4/2011		I	YES		FOR	3/22/2011	3/22/2011	N/A

					1. Approval of the annual report including the financial statements, management report and consolidated financial statements for 2010.			YES

					2. Resolution on appropriation of available earnings			YES

					3. Discharge of the Board of Director			YES

					4. Election to the Board of Directors			YES

					5. Election of the statutory auditors			YES

FORN	CH0003541510	Forbo	5,498	4/29/2011		I	YES		FOR	4/11/2011	4/15/2011	N/A

					1. Reporting on the financial year 2010			YES

					1.1 Annual Report, Annual Statements and Consolidated Financial Statements for the Financial Year 2010 and receipt of the Reports of the Statutory Auditor			YES

					1.2 Consultative vote on the remuneration report of 2010			YES

					2. Discharge of the members of the Board of Directors and the members of the Executive Board			YES

					3. Appropriation of available earnings, allocation from the general capital contribution reserves to free capital contribution reserves and withholding tax-free distribution of a dividend from free capital contribution reserves			YES

					4. Capital reductions as a result of the share buyback program and corresponding amendment to the articles of association			YES

					5. Approval of a new share buyback program			YES

					6. Elections to the Board of Directors			YES

					7. Election of the statutory auditor			YES

WFT	CH0038838394	Weatherford Internation Ltd	509,700	5/25/2011		I	YES		FOR

					1. Approve the annual report, the consolidated financial statements for the fiscal year 2010 and the statutory financial statements of Weatherford International Ltd for fiscal year 2010			YES		5/3/2011	5/3/2011	N/A

					2. Discharge of the Board of Directors and executive officers from liability for the year ended December 31, 2010			YES

					3. Elect Directors			YES

					4. Appoint Ernst Young LLP as our independent registered public accounting firm and re-elect Ernst Young Ltd, Zurich as Weatherford Switzerland’s statutory auditor			YES

					5. Adopt an advisory resolution approving the compensation of the named executive officers			YES

					6. Advisory vote on the frequenct of future advisory votes on named executive officer compensation			YES

					7. Any other matter that may properly come before the meeting			YES

BUCN	CH0002432174	Bucher Industries AG	3,000	4/14/2011		I	YES		FOR	3/23/2011	4/1/2011	N/A

					1.1 Approval of the annual report, the consolidated financial statement and annual accounts 2010			YES

					1.2 Remuneration report 2010			YES

					2. Discharge of the Board of Directors and Executive Committee			YES

					3. Appropriation of profit			YES

					4. Re-election of a member of the Board			YES

					5. Election of a member of the Board			YES

					6. Appointment of auditors			YES

AFGN	CH0110240600	AFG Arbonia-Forster Holding AG	1,401	4/29/2011		I	YES		FOR	4/11/2011	4/12/2011	N/A

					1. Approval of the annual report, annual accounts and the financial statements 2010			YES

					2. Discharge of the Board of Directors			YES

					3. Use of general reserves, reserves from capital contributions and of profits			YES

					3.1 Allocation from the general statutory reserves to the reserves from capital contribution			YES

					3.2 Withholding tax-free dividends from the reserves from capital contributions			YES

					3.3 Years in 2010 profit brought forward from the previous year net profit carried forward			YES

					4. Appointment of auditors			YES

					5. Miscellaneous			YES

INDUSTRIAL GOODS & SERVICES
SGSN	CH0002497458	SGS SA	3,200	3/15/2011		I	YES		FOR	3/1/2011	3/1/2011	N/A

					1. Approval of the 2010 Annual Report and accounts of SGS SA and of the consolidated accounts of the SGS Group			YES

					2. Approval of the Group 2010 report on renumeration			YES

					3. Discharge of the members of the Board of Directors and of the management			YES

					4. Decision on the appropriation of profits from the Balance Sheet of SGS SA			YES

					5. Election to the Board of Directors			YES

					6. Election of Auditors			YES

					7. Amendment of the Article 5ter of the Articles of Incorporation (authorized share capital)			YES

SUN	CH0038388911	Sulzer Ltd	66,500	4/14/2011		I	YES		FOR	3/23/2011	4/1/2011	N/A

					1. Annual report 2010			YES

					1.1 Annual report, annual accounts and consolidated financial statements 2010; reports of the company’s auditors			YES

					1.2 Advisory vote on the compensation report 2010			YES

					2. Appropriation of net profits			YES

					3. Diescharge			YES

					4. Elections of the Board of Directors			YES

					4.1 Re-elections to the Board of Directors			YES

					4.2 Election of one new member to the Board of Directors			YES

					5. Re-election of auditors			YES

					6. Miscellaneous			YES

ABBN	CH0012221716	ABB Ltd	718,500	4/29/2011		I	YES		FOR	4/7/2011	4/12/2011	N/A

					1. Reporting for fiscal 2010			YES

					2.1 Approval of the annual report, the consolidated financial statements, and the annual financial statements for 2010			YES

					2.2 Consultative vote on the 2010 remuneration report			YES

					3. Discharge of the board of directors and the persons entrusted with management			YES

					4. Appropriation of available earnings and conversion of capital contribution reserve			YES

					5. Creation of additional contigent share capital in connection with employee participation			YES

					6. Renewal of authorized share capital			YES

					7. Re-elections and election to Board of Directors			YES

					7.1 Re-elections to the Board of Directors			YES

					7.2 Election to the Board of Directors			YES

					8. Re-election of the auditors			YES

BCHN	CH0025536027	Burckhardt Compression Holding	34,300	7/2/2011		I		YES	FOR	6/22/2011	6/22/2011	N/A

					1. Welcoming and statements to the general meeting			YES

					2.1 Approval of the annual report 2010			YES

					2.2 Consultative vote on the approval of the compensation reports			YES

					3. Appropriation of the balance sheet Profit			YES

					4. Release of the Board of Directors and of the management			YES

					5. Renewal of the approved capital			YES

					6. Elections of the auditors: PricewaterhouseCoopers			YES

					7. Ad-hoc			ABSTAIN

IFCN	CH0011029946	Inficon Holding	6,440	4/28/2011		I	YES		FOR	4/15/2011	4/15/2011	N/A

					1. Approval of Annual Report, Annual Accounts of Inficon Holding AG and the Consolidated Statements of Inficon Group for the financial year 2010			YES

					2. Discharge of the Members of the Board of Directors			YES

					3. Appropriation of retained earnings of Inficon Holding AG / Distributions from the reserves from capital contributions			YES

					3.1 The Board of Directors proposes, first, the amount of CHF 22,000,000 from retained earnings of the general legal reserve and assign the remaining profit of CHF 9,802,125 to new account			YES

					3.2 The Board of Directors proposes, secondly, the amount of CHF 242,431,133 of the general legal reserves in reserves from capital contributions			YES

					3.3 The Board of Directors proposes a dividend out of reserves from capital contributions. This, he contends, thirdly a chargeback for an amount of CHF 21.7 million in retained earnings. Fourth, the Board proposes the release of these CHF 21.7 million and of CHF 10.00 per share to make. As an ex-date is the 2nd May, 2011. As record-date of the 4th May, 2011, and the dividend payment date as the 5th May 2011 proposed			YES

					4. Statutes changed due to the introduction of the securities act			YES

					5. Election and Re-Elections to the Board of Directors for a period of one year			YES

					6. Re-election of Auditors			YES

KNIN	CH0025238863	Kuehne & Nagel International AG	54,744	5/10/2011		I	YES		FOR	5/3/2011	5/3/2011	N/A

					1. Approval of the annual report, annual financial statement and the consolidated financial statement for business year 2010			YES

					2. Resolution regarding the distribution of the balance sheet profit			YES

					2.1 Proposed resolution for appropriation of earnings and allocation to capital contribution reserves			YES

					2.2 Proposed resolution regarding the distribution of capital contribution reserves			YES

					3. Resolution on the discharge of the board of directors and the members of the management board			YES

					4. Elections to the administrative board			YES

					5. Appointment of the auditors			YES

SWTQ	CH0010754924	Schweiter Technologies AG	6,464	5/12/2011		I	YES		FOR	5/3/2011	5/3/2011	N/A

					1. Welcome by the President			YES

					2. Coverage of the 2010 financial year			YES

					3. Approval of the annual report 2010, the financial statements 2010 and the consolidated financial statements 2010 and taking note of the reports of the auditors			YES

					4. Discharge of the Board of Directors			YES

					5. Renewal of the authorized capital			YES

					6. Use of reserves from capital contribution			YES

					7. Elections of Board			YES

ZEH	CH0002352935	Zehnder Group AG	2,757	5/20/2011		I	YES		FOR	5/11/2011	5/11/2011	N/A

					1. Approval of the 2010 annual report (Parent Company accounts, annual report, consolidated financial statements)			YES

					2. Discharge of the Board of Directors			YES

					3. Appropriation fo the balance sheet proft, reduction of share capital, and repayment of par value, share split, and amendment of the articles of association			YES

					3.1 Appropriation of balance sheet profit			YES

					3.2 Reduction of share capital and repayment of par value			YES

					3.3 Share split			YES

					3.4 Amendment of the Articles of Association			YES

					4. Elections			YES

					4.1 Board of Directors			YES

					4.2 Election of the statutory auditor			YES

INSURANCE
ZURN	CH0011075394	Zurich Financial Services	67,800	3/31/2011		I	YES		FOR	3/21/2011	3/21/2011

					1. Report on the Financialyear 2010			YES

					1.1 Approval of the annual report, the annual financial statements and the consolidated financial statements for 2010, and the aknowledgement of the auditor’s reports.			YES

					1.2 Adisory vote on the renumeration system according to the renumeration report.			YES

					2. Appropriation of available earnings for 2010, allocatios and appropriation of reserves from capital contributions.			YES

					2.1 Appropriation of annual earnings for 2010 allocation to reserves from capital contributions			YES

					2.2 Allocation to and appropriation of resereves from capital contributions			YES

					3. Dsicharge of members of the board of directors and of the group executive committee			YES

					4. Changes to the Articles of Incorporation			YES

					4.1 Deletion of article 25 para. 2			YES

					4.2 Deletion of article 27 BIS			YES

					5. Re-election of Board of Directors			YES

					5.2 Re-election of auditors			YES

SLHN	CH0014852781	Swiss Life Holding AG	40,210	5/5/2011		I	YES		FOR	4/14/2011	4/15/2011

					1. Annual report 2010 including the remuneration report, the auditors reports			YES

					1.1 Business report 2010 (annual report, consolidated financial statements and financial statements)			YES

					1.2 Remuneration report			YES

					2. Appropriation of retained earnings, capital reduction of par value repayment			YES

					2.1 Use of profits			YES

					2.2 Capital repayment by par value reduction, amendment			YES

					3. Discharge of the members of the board			YES

					4. Reclassification of equity (capital contribution of the reaction principle			YES

					5. Elections to the board			YES

					6. Appointment of auditors			YES

PERSONAL AND HOUSEHOLD GOODS
UHR	CH0012255151	Swatch Group	30,800	5/31/2011		I	YES		FOR	5/9/2011	5/9/2011	N/A

					1. 2010 Annual Report			YES

					2. Discharge of the Board of Directors			YES

					3. Resolution for the appropriation of the net profit			YES

					5. Nomination of the Statutory Auditors: PricewaterhouseCoppers Ltd			YES

					6. Ad-Hoc			ABSTAIN

CFR	CH0045039655	COMPAGNIE FINANCIER RICHMONT SA	310,000	9/8/2010		I	YES		FOR	7/6/2011	7/6/2011	N/A

					1.1 Approval the consolidated financial statements of the Group, the financial statmenets of the Company and the directors’ report for the business year ended 31 March 2011			YES

					1.2 Proposal, by the Board of Directors, that the compensation report, as per pages 46 to 51 of the Annual Report and Accounts 2011, be ratified			YES

					2. Appropriation of profits			YES

					3. Discharge of the Board of Directors			YES

					4. Election to the Board of Directors			YES

					5. Re-election of Pricewaterhouse Coopers as auditors			YES

—		PHARMACEUTICALS
NOVN	CH0012005267	Novartis	1,021,500	2/22/2011		I	YES		FOR	2/15/2011	2/15/2011	N/A

					1. Approval of the Annual Report, the Financial Statements of Novartis AG and the Group Consolidated Financial Statements for the Business Year 2009			YES

					2. Discharge from Liablility of the Members of the Board of Directors and the Executive Committee			YES

					3. Appropriation of Available Earnings of Novartis AG as per Balance Sheet and Declaration of Dividend			YES

					4. Consultative vote on the compensation system			YES

					5. Election to the Board of Directors			YES

					5.1 Retirements			YES

					5.2 Re-elections			YES

5.3 Election of new member

6. Appointment of the Auditor

ROG	CH0012032048	Roche Holding Ltd.	137,800	3/1/2011		I	YES		FOR	2/23/2011	2/23/2011	N/A

					1. Approval of the Annual Report, Anual Financial Statements and Consolidated Statements for 2010 and the Renumeration Report			YES

					2. Ratification of the Board of Directors’ actions			YES

					3. Vote on the appropriation of Available Earnings			YES

					4. Amendment to the Articles of Incorporation			YES

					5. Election of Directors			YES

					6. Election of Statutory Auditors			YES

BSLN	CH0011432447	Basilea Pharmaceuticals	48,500	4/6/2011		I	YES		FOR	3/22/2011	3/22/2011	N/A

1. Annual report, Financial Statements and Consolidated Financial Statements

2. Apporpriation of the results

3. Release of the members of the Board of Directors and of management

4. Election to the board of Directors

4.1 Re-elect Mr. Steven D. Skolsky

4.2 Re-elect Dr. Anthony Man

4.3 Re-elect Mr. Ronald Sacott

5. Election of statutory auditors, Price Waterhouse Coopers

6. Renewal of the otherwise unchanged authorized share capital

RETAIL
GALN	CH0015536466	Galenica AG	24,950	5/5/2011		I	YES		FOR	4/15/2011	4/15/2011	N/A

					1. Annual Report, Annual Accounts 2010 of the Galencia AG, Financial Statements 2010, the Galenica Group for 2010; Reports of the Auditors			YES

					2. Remuneration report			YES

					3. Discharge of the Board of Directors and the General			YES

					4. Resolution on the appropriation of Net Profit in 2010			YES

					5. Elections			YES

					5.1 Re-election to the Board of Directors			YES

					5.2 Auditors			YES

VALN	CH0002088976	Valora Holding AG	9,000	4/15/2011		I	YES		FOR	4/5/2011	4/5/2011	N/A

					1. Approval of the 2010 annual report and the financial statements of Valora Holding AG, of the 2010 consolidated financial statements of the Valora Group, and of the remuneration report			YES

					1.1 Approval of the annual report, the financial statements of Valora Holding AG and the consolidated financial statements of the Valora Group			YES

					1.2 Remuneration report (for approval by consultative vote)			YES

					2. Resolution on the appropriation of the profit of Valora Holding AG availavle for distribution			YES

					3. Discharge of the members of the Board of Directors and of Group Executive Management from their responsibility for conduct of business			YES

					4. Repurchase of company shares			YES

					5. Authorized share capital increase			YES

					6. Elections to the Board of Directors			YES

					7. Election of the statutory and group auditors			YES

TECHNOLOGY
HUBN	CH0030380734	Huber Suhner AG	94,000	4/13/2011		I	YES		FOR	3/30/2011	4/1/2011	N/A

					1. Annual report, annual accounts and consolidated accounts 2010 as well as report of the auditors			YES

					2. Allocation of profits			YES

					3. Discharge to the members of the Board of Directors and of the Executive Group Management			YES

					4. Elections			YES

					4.1 Re-election of Rolf Seiffert			YES

					5. Election of the auditors			YES

MBTN	CH0108503795	Meyer Burger Technology AG	121,000	4/21/2011		I	YES		FOR	3/30/2011	4/1/2011	N/A

					1. Approval of the annual report 2010, the financial statements 2010, and the consolidated financial statements 2010. Presentation of the reports of the auditors			YES

					2. Appropriation of profit			YES

					3. Discharge of the members of the Board and Chief Executive Officer			YES

					4. Election to the Board			YES

					5. Appointment of auditors			YES

TEMN	CH0012453913	Temenos Group AG	149,500	6/17/2011		I	YES		FOR	5/27/2011	5/27/2011	N/A

					1. 2010 annual report, 2010 annual financial statements (including the remuneration report), 2010 consolidated financial statements and the auditors report			YES

					2. Approve allocation of Income and Omission of Dividends			YES

					3. Approve transfer of CHF 21.1 million from retained earnings to general reserve from capital contributions			YES

					4. Discharge of members of the Board of Directors and senior management			YES

					5. Approve creation of CHF 71.5 million pool of capital without preemptive rights			YES
					6. Approve addition of CHF 8.9 million to existing pool of capital without preemptive rights for granting stock options to employees			YES

					7. Elections and re-elections to the Board of Directors			YES

					8. Ratify PricewaterhouseCoopers SA as the auditors			YES

Energy
RIGN	CH0048265513	Transocean Ltd.	209,000	5/13/2011		I	YES		FOR	4/15/2011	4/15/2011	N/A

					1. Approval of the 2010 annual report including the consolidated financial staements of Transocean Ltd. For the fiscal year 2010 and the statutory financial statements of Transocean Ltd, for the fiscal year 2010			YES

					2. Discharge of the members of the Board of Directors and the Executive Management from liability for activities during fiscal year 2010			YES

					3. Appropriation of the available earnings for fiscal year 2010			YES

					4. Proposed reallocation of reserve to free reserve to legal reserve , reserve from capital contributions			YES

					5. Rescission of the distribution to shareholders in the form of a par value reduction as approved at the 2010 annual general meeting			YES

					6. Release and allocation of legal reserve, reserve from capital contributions, to dividend reserve from capital contributions, dividend distribution out of the dividend reserve from capital contributions			YES

					7. New authorized share capital			YES

					8. Reduction of the maximum number of members of the Board of Directors to 9			YES

					9. Elections to the Board of Directors			YES

					10. Appointment of Ernst and Young LLP as auditors for the fiscal year 2011			YES
					11. Advisory vote on executive compensation			YES

					12. Advisory vote on frequency of executive compensation vote			YES

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Swiss Helvetia Fund, Inc.

By (Signature and Title)*	/s/ Rudolf Millisits
Rudolf Millisits, Chief Executive Officer

Date      August 31, 2011

* Print the name and title of each signing officer under his or her signature.